Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Line Items]
Less: accrued expenses, current portion	$ 2,665,677	$ 2,302,176	$ 1,885,551
Accrued expenses, non-current portion		36,500	38,000
Accrued Expenses and Other Current Liabilities [Member]
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued payroll and other accrued expenses	61,884	91,560	349,163
Accrued research and development expenses	696,175	646,175	636,175
Accrued general and administrative expenses	1,360,545	1,084,831	605,318
Accrued director compensation	532,500	482,500	282,500
Deferred rent	14,573	33,610	50,395
Total accrued expenses	2,665,677	2,338,676	1,923,551
Less: accrued expenses, current portion	2,665,677	2,302,176	1,885,551
Accrued expenses, non-current portion		$ 36,500	$ 38,000